ALPS Series Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

June 30, 2014

VIA EDGAR

Mr. John Grzeskiewicz

Senior Counsel

Division of Investment Management

Disclosure Review Office

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ALPS Series Trust (the “Registrant”), on behalf of its series, Cupps All Cap Growth Fund and Cupps Mid Cap Growth Fund (the “Funds”)
Registration Nos. 333-183945 and 811-22747

Dear Mr. Grzeskiewicz:

On behalf of the Registrant, and in connection with the Funds, attached hereto is Post-Effective Amendment No. 22 (“PEA 22”) to the Registrant’s registration statement filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 485(b) of the Securities Act of 1933, as amended.

PEA 22 is being filed to update and complete the Registrant’s disclosures in Post-Effective Amendment No. 18 (“PEA 18”) filed on April 14, 2014 on Form N-1A. PEA 22 (i) reflects changes to PEA 18 made in response to oral comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on May 27, 2014, (ii) includes certain other information not previously included in PEA 18, and (iii) includes certain other required exhibits.

Set forth in the numbered paragraphs below are the Staff’s oral comments provided on May 27, 2014 to PEA 18, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Registrant’s registration statement.

Mr. John Grzeskiewicz

June 30, 2014

SUMMARY SECTIONS

Cupps All Cap Growth Fund and Cupps Mid Cap Growth Fund

Investment Objective: Pages 3 and 10

1.	Staff Comment: Please change each Fund’s investment objective so that it reads “The Fund’s primary investment objective is to achieve growth of capital over the long term.”

Registrant’s Response:  The Registrant has revised each Fund’s investment objective in accordance with the Staff’s comment.

Fees and Expenses of the Fund: Pages 3 and 10

2.	Staff Comment: Please delete the unnecessary parentheticals from each Fund’s fee table.

Registrant’s Response:  The Registrant has revised the disclosure in each Fund’s fee table in accordance with the Staff’s comment.

Principal Investment Strategies of the Fund: Pages 5 and 12

3.	Staff Comment: Please clarify whether outperformance of each Fund’s index is before or after expenses.

Registrant’s Response: Based on information provided by the Adviser to the Registrant, the outperformance of each Fund’s index is after expenses, and the Registrant has revised the disclosure accordingly.

4.	Staff Comment: Please clarify whether the phrase “ranged in size” relates to market capitalization.

Mr. John Grzeskiewicz

June 30, 2014

Registrant’s Response:  Based on information provided by the Adviser to the Registrant, the Registrant has made changes to the principal investment strategies disclosure that resulted in the elimination of this language. As a result, no further revisions are necessary.

5.	Staff Comment: Please clarify what is meant by “thematic overlay” and “investment themes.”

Registrant’s Response:  Based on information provided by the Adviser to the Registrant, the Registrant has revised the disclosure in accordance with the Staff’s comment.

6.	Staff Comment: Please confirm supplementally that the Funds do not employ derivatives (such as options or futures) or short selling as part of its principal investment strategies.

Registrant’s Response:  Based on information provided by the Adviser to the Registrant, the Funds do not employ derivatives (such as options or futures) or short selling as part of its principal investment strategies.

7.

Staff Comment:  The Staff notes that the disclosure in the Funds’ principal investment strategies implies that an “investment team” manages the Funds but only a single portfolio manager is listed as each Fund’s portfolio manager.

Registrant’s Response:  Based on information provided by the Adviser to the Registrant, each Fund will be managed by a single portfolio manager, and the Registrant has revised the disclosure accordingly.

Principal Risks of the Fund: Pages 6 and 12

8.	Staff Comment: Please confirm that high portfolio turnover risk is a principal risk of each of the Funds and, if so, revise each Fund’s principal investment strategies accordingly.

Registrant’s Response:  Based on information provided by the Adviser to the Registrant, the Registrant confirms that high portfolio turnover is a principal risk of each Fund’s strategy and has revised each Fund’s strategy disclosure in accordance with the Staff’s comments.

Purchase and Sale of Fund Shares: Pages 8 and 15

9.	Staff Comment: Please update and confirm the bracketed language.

Registrant’s Response:  Based on information provided by the Adviser to the Registrant, the Registrant revised the disclosure in accordance with the Staff’s comment.

Mr. John Grzeskiewicz

June 30, 2014

THE PORTFOLIO MANAGER

Prior Performance of Similar Accounts Managed by the Adviser: Page 24

10.	Staff Comment: Please revise the disclosure to indicate that all accounts managed by the Adviser that are substantially similar to each Fund are included in such Fund’s performance.

Registrant’s Response:  Based on information provided by the Adviser to the Registrant, the Registrant has revised the disclosure in accordance with the Staff’s comment.

11.	Staff Comment: Please disclose how prior performance is calculated if not in accordance with standard SEC methodology.

Registrant’s Response:  Based on information provided by the Adviser to the Registrant, prior performance is calculated using GIPS® methodology. Accordingly, the Registrant has revised the disclosure in accordance with the Staff’s comment.

12.	Staff Comment: Please confirm that prior performance is calculated net all fees.

Registrant’s Response:  Based on information provided by the Adviser to the Registrant, performance is calculated net all fees.

SHARE TRANSACTIONS

Frequent Purchases and Sales of Fund Shares: Page 30

13.	Staff Comment: Please revise the disclosure in accordance with Item 11(e) of Form N-1A.

Registrant’s Response:  The Funds have adopted policies and procedures with respect to frequent purchases and redemptions and such policies and procedures are accurately described in the Funds’ prospectus in accordance with Item 11(e) of Form N-1A.

STATEMENT OF ADDITIONAL INFORMATION

14.

Staff Comment:  Please confirm that there is no disclosure in the Funds’ Statement of Additional Information that is material to an investor’s investment decision or which should be discussed in the Funds’ prospectus.

Mr. John Grzeskiewicz

June 30, 2014

Registrant’s Response: Based on information provided by the Adviser to the Registrant, the Funds confirm that any disclosure in the Funds’ Statement of Additional Information that the Funds believe is material to an investor’s investment decision is included in the Funds’ revised prospectus.

* * * * *

The Registrant and the Funds hereby acknowledge that:

•	the Registrant and the Funds are responsible for the adequacy and accuracy of the disclosure in the filings;
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant and the Funds from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant and the Funds may not assert this action as defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

* * * * *

If you would like to discuss any of these responses in further detail or if you have any questions, please contact me at (720) 917-0651. Thank you.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg Secretary of ALPS Series Trust

cc:	Aisha Hunt, Esq.

    Dechert LLP

Peter H. Schwartz, Esq.

    Davis Graham & Stubbs LLP

Laura Flentye

    Cupps Capital Management, LLP